Derivative Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Changes to Derivative Liabilities

$
Balance, June 30, 2022	286,997
Fair value of derivative liabilities on date of issuance	1,388,790
Fair value changes of derivative liability – Finders’ Warrants	92,028
Fair value changes of derivative liability – Incentive Warrants	(7,952)
Fair value changes of derivative liability – Settlement Warrants	162,383
Balance, June 30, 2023	1,922,246
Fair value of derivative liabilities on date of issuance	2,333,515
Fair value changes of derivative liability – Finders’ Warrants	(333,740)
Fair value changes of derivative liability – Incentive Warrants	(389,790)
Fair value changes of derivative liability – Settlement Warrants	(949,817)
Fair value changes of derivative liability – Agents’ Warrants	(84,460)
Fair value changes of derivative liability – Performance Warrants	(170,685)
Fair value changes of derivative liability – 2024 Settlement Warrants	(453,687)
Disposal of 2024 Settlement Warrants	(1,568,557)
Balance, June 30, 2024	305,025
Fair value of derivative liabilities on date of issuance	129,440
Fair value changes of derivative liability – Finders’ Warrants	(38,060)
Fair value changes of derivative liability – Incentive Warrants	(11,754)
Fair value changes of derivative liability – Settlement Warrants	(160,622)
Fair value changes of derivative liability – Agents’ Warrants	(37,803)
Fair value changes of derivative liability – Performance Warrants	(946)
Fair value changes of derivative liability – Octagon Warrants	(73,367)
Balance, June 30, 2025	111,913